INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
Schedule of inventories
	At December 31,
	2014	2015
Raw materials	$91,045,461	$44,208,096
Work-in-process	39,938,219	27,302,298
Finished goods	226,377,489	121,660,725

Total inventories	$357,361,169	$193,171,119